Retirement benefits - Summary of Movement in Asset Restriction (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability/asset [line items]
Balance at 1 January	$ 3
Re-measurement(losses)/gains	(3)	$ 3
Balance at 31 December	0	3
Pension plans [member] | United Kingdom [member]
Disclosure of net defined benefit liability/asset [line items]
Balance at 1 January	0
Re-measurement(losses)/gains	0
Balance at 31 December	0	0
Pension plans [member] | US and other [member]
Disclosure of net defined benefit liability/asset [line items]
Balance at 1 January	3
Re-measurement(losses)/gains	(3)	3
Balance at 31 December	0	3
US post-employment benefits [member]
Disclosure of net defined benefit liability/asset [line items]
Balance at 1 January	0
Re-measurement(losses)/gains	0
Balance at 31 December	$ 0	$ 0